Income taxes - Income Taxes Recognized During Period (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 13,020	$ 11,526	$ 37,516	$ 31,388
Tax impact of restructuring and other items	0	0	0	(1,453)
Provision for income taxes	$ 13,020	$ 11,526	$ 37,516	$ 29,935